Basis of Presentation	9 Months Ended
Sep. 30, 2025
Significant Accounting Policies [Line Items]
Basis of Presentation	Basis of Presentation
Basis of presentation
The Consolidated Financial Statements (“Consolidated Financial Statements”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The results of the Company and its subsidiaries are presented on a consolidated basis. All intercompany transactions and balances are eliminated on consolidation.
The Company's Asset Management and Insurance Solutions segments possess distinct characteristics, and as a result are presented separately from each other. The Company believes that separate presentation provides a more informative view of the Company’s consolidated financial position and results of operations than an aggregated presentation and that reporting insurance solutions separately is appropriate given, among other factors, the relative significance of Ability's policy liabilities, which do not provide recourse to the remaining assets of MLC.
The summary of the significant accounting policies includes a section for common accounting policies and an accounting policy section for each of the two operating segments when a policy is specific to one operating segment and not the other. Unless otherwise specified, the significant accounting policy applies to both segments.
Due to rounding, numbers presented throughout these Consolidated Financial Statements may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.
Significant accounting policies - overall
Consolidation
These Consolidated Financial Statements include the financial statements of the Company and its controlled subsidiaries and entities. The Company assesses all entities in which the Company has a variable interest for consolidation including management companies, insurance companies, investment companies, collateralized loan obligations (“CLOs”), and other entities. A variable interest is an investment or other interest that will absorb portions of an entity’s expected losses and/or receive expected residual returns. Fees earned by the Company that (i) include terms, conditions, or amounts that are customarily present in arrangements for similar services negotiated at arm’s length, (ii) are commensurate with the level of effort required to provide those services, and (iii) where the Company does not hold other economic interests in the entity that would absorb more than an insignificant amount of the expected losses or returns of the entity, would not be considered to be variable interests.
Pursuant to its consolidation policy, once the Company determines it has a variable interest in an entity, the Company considers whether the entity is a variable interest entity (“VIE”). Entities that do not qualify as VIEs are assessed for consolidation as voting interest entities (“VOEs”) under the voting interest model.
An entity is a VIE if one of the following conditions exist: (a) the equity at risk is not sufficient for the entity to finance its activities without additional subordinated financial support, (b) the holders of the equity at risk (as a group) lack the ability to make decisions about the activities that most significantly impact the entity’s economic performance, or (c) the voting rights of some investors are disproportionate to their obligation to absorb the expected losses of the legal entity, their rights to receive the expected residual returns of the legal entity, or both and substantially all of the legal entity's activities either involve or are conducted on behalf of an investor with disproportionately few voting rights. Limited partnerships and other similar entities where limited partners, not affiliated with the general partner, have not been granted (i) substantive participation rights or (ii) substantive rights to either dissolve the partnership or remove the general partner are VIEs.
The Company consolidates VIEs in which it is the primary beneficiary. The Company is the primary beneficiary if it holds a controlling financial interest which is defined as possessing both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company determines whether it is the primary beneficiary of a VIE at the time it becomes involved with a VIE and reconsiders that conclusion on an ongoing basis if facts and circumstances change.
Entities determined not to be VIEs are VOEs and are evaluated under the voting interest model. The Company typically consolidates VOEs when it has a majority voting interest.
Each entity is assessed for consolidation individually considering the specific facts and circumstances surrounding that entity. The consolidation assessment, including the determination whether an entity is a VIE or VOE, depends on the facts and circumstances for each entity, and therefore the Company’s investment companies may qualify as VIEs or VOEs.
With respect to CLOs (which are generally VIEs), as collateral manager, the Company generally has the power to direct the activities of the CLO that most significantly impact the CLO’s economic performance. In some, but not all cases, the Company, through its ownership in the CLOs, may have variable interests that represent an obligation to absorb losses of, or a right to receive benefits from, the CLO that could potentially be significant to the CLO. In cases where the Company has both the power to direct the activities of the CLO that most significantly impact the CLO's economic performance and the obligation to absorb losses of the CLO or the right to receive benefits from the CLO that could potentially be significant to the CLO, the Company is deemed to be the primary beneficiary and consolidates the CLO.
Assets of the consolidated VIEs are primarily presented in separate sections within the Consolidated Statements of Financial Position. Changes in the fair value of the consolidated VIEs’ assets and liabilities and related interest, dividend and other income and expenses are primarily presented within Revenues of consolidated variable interest entities in the Consolidated Statements of Operations.
Use of estimates
The preparation of the Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Significant estimates and assumptions include but are not limited to estimating fair values of certain financial instruments (including derivatives), impairment of investments and allowances for expected credit losses, goodwill and intangible assets, insurance liabilities and reinsurance recoverables, income taxes, performance obligations and incentive fees, and equity based compensation. Actual results could differ from those estimates, and such differences could be material.
Cash and cash equivalents
The Company considers all highly liquid short-term investments, including money market funds, with original maturities of three months or less when purchased to be cash equivalents. Interest income from Cash and cash equivalents is recorded within the Investment and other income (loss) – Asset Management and Net investment income for Insurance Solutions in the Consolidated Statements of Operations. The carrying values of the money market funds represent their fair values due to their short-term nature. Substantially all of the Company’s cash on deposit is in interest bearing accounts with financial institutions and exceed insured limits.
Restricted cash
Restricted cash represents balances that are restricted as to withdrawal or usage. Restricted cash posted as collateral consists of cash deposited at a bank that is pledged as collateral in connection with the interest rate swaps.
Foreign currency translation
The functional currency is the currency of the primary economic environment in which an entity operates. If a subsidiary has a functional currency different from the Company’s reporting currency, the subsidiary’s results are translated into the reporting currency as follows:
•Assets and liabilities are translated at the closing rate as of the date of that Consolidated Balance Sheet
•Income and expenses for each Consolidated Statement of Operations and Consolidated Statement of Comprehensive Income (Loss) are translated at average exchange rates for the period
•All resulting exchange differences are recognized as a separate component of Accumulated other comprehensive income (loss) (“AOCI”)
When a subsidiary is sold or substantially liquidated, the cumulative amount in AOCI related to the subsidiary is recognized in the Consolidated Statements of Operations.
Foreign currency transactions
Transactions in foreign currencies are converted into the functional currency using exchange rates that approximate those prevailing at the date of the transactions. The Company remeasures monetary assets and liabilities denominated in a currency that is different from functional currency. The effect of this remeasurement process results in gains and losses that are recognized in the Consolidated Statements of Operations. Foreign currency transactions, such as, purchases and sales of investments, income and expenses, contributions and dividends to shareholders, are converted at the exchange rate prevailing on the respective dates of such transactions.
Investments
Investment transactions are recorded on trade date. Transaction costs incurred to acquire financial assets measured at fair value through earnings are recognized as an expense as incurred. Transaction costs incurred to acquire financial assets measured at cost are amortized over the contractual life of the instrument using the effective interest method. The periodic movement in fair value of financial assets measured at fair value through earnings is recorded as an unrealized gain or loss within Net gains (losses) from investment activities in the Consolidated Statements of Operations.
Realized gains or losses on investments are calculated, using the first-in, first-out (“FIFO”) method, as the difference between the net proceeds received (excluding prepayment fees, if any) and the amortized cost basis of the investment. Realized gains or losses on investments include investments charged off during the period, net of recoveries.
Interest income
Interest income is recognized using the effective interest method and recorded within Interest income for Asset Management segment and Net investment income for the Insurance Solutions segment on the Consolidated Statements of Operations. Discounts from and premiums to par value are accreted or amortized into Interest income over the contractual life of the investment using the effective interest method.
Debt securities and loans will be put on nonaccrual status when delinquent in principal and/or interest payments for a period exceeding 90 days. Any previously recognized interest receivable will be reversed through interest income once the instrument is put on nonaccrual status and determined to be on the cost recovery method.
In determining the accounting for individual payments on a nonaccrual loan or security, the Company will evaluate the instrument to determine whether doubt exists about the ultimate collectability of the cost basis. If collectability of the cost basis in the instrument is in doubt, any payment received on a nonaccrual instrument should be applied to reduce the cost basis to the extent necessary to eliminate such doubt.
When the Company can demonstrate that doubt about the ultimate collectability of the cost basis no longer exists, subsequent interest payments received may be recorded as Interest income on a cash basis.
Dividend income
Dividend income on preferred equity securities is recorded on the accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the declaration date for private portfolio companies or on the ex-dividend date for publicly-traded portfolio companies.
Equity method investments
For equity investments in entities which the Company exercises significant influence, but does not meet the requirements for consolidation, and has not elected the FVO, the Company uses the equity method of accounting. The Company has significant influence when it can influence operating and financial policies of an investee, which can be indicated in several ways, including, but not limited to: (i) representation on the board of directors, (ii) participation in policy-making processes, and (iii) extent of ownership. Under the equity method of accounting, the Company records its share of the underlying income or loss of such entities adjusted for distributions. The Company recognizes its share of the underlying net income or loss of such entities, using best available information, in Equity investment earning for the Company in its Consolidated Statement of Operations. The initial carrying amount of an equity method investment equals the Company’s cost basis, including transaction costs. The carrying amount is subsequently adjusted for the Company’s share of the investees’ profit, dividends received, and the differences, if any, between the Company’s cost of the investment and the underlying equity in the net assets that arose upon acquisition. The Company evaluates its equity method investments for which it has not elected FVO for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable. During the years ended December 31, 2024 and December 31, 2023, there were no impairment charges related to equity method investments.
The carrying amounts of all equity method investments are recorded in investments in the Consolidated Statements of Financial Position. If the Company loses significant influence over the investee, the Company will record its retained investment based on current carrying value as of that date. The subsequent accounting will depend on the accounting policy of the investment.
The Company evaluates each of its equity method investments to determine if any were significant, as defined by guidance from the Securities and Exchange Commission, to consider if the Company is required to present separate financial statements and additional information for its equity method investments. As of, and for the years ended December 31, 2024 and December 31, 2023, no equity method investment held by the Company met the significance criteria individually or in aggregate. As such, the Company is not required to present separate financial statements or supplemental information for any of its equity method investments.
Refer to the Note 22 Related Parties for more information on the Company’s equity method investments.
Allowance for credit losses
Credit losses for mortgage loans and other loans and receivables
The current expected credit losses (CECL) methodology is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable (R&S) forecasts that affect the collectability of the reported financial asset balances. If the asset’s life extends beyond the R&S forecast period, then historical experience is considered over the remaining life of the assets in the allowance. The resulting allowance is adjusted in each subsequent reporting period in the consolidated statement of income to reflect changes in history, current conditions and forecasts as well as changes in asset positions and portfolios. The allowance is a valuation account that is deducted from the amortized cost of the financial asset to present the net amount that management expects to collect on the financial asset over its expected life. All financial assets carried at amortized cost are in the scope of the CECL methodology, while assets measured at fair value are excluded.
The Company’s estimation of expected credit losses requires management to make assumptions regarding the likelihood and severity of credit loss events and their impact on expected cash flows, which drive the probability of default (PD), loss given default (LGD) and exposure at default in the Company’s credit loss methods, where the Company discounts the expected credit loss using discounting techniques.
The Company’s forecasts of the U.S. employment rate represent the key macroeconomic variable that most significantly affects its estimate of expected credit losses. The Company forecasts over the next four quarters and reverts to historical experience on a straight-line basis.
The Company estimates expected credit losses over the contractual term of the financial asset, which is adjusted for expected prepayments. Expected extensions are not considered unless the option to extend the loan are unilaterally held by the borrower. Credit enhancements are included in the assessment when embedded in the financial asset and not freestanding.
Expected credit losses are calculated on a pooled basis where financial assets share similar risk characteristics. The Company maintains a watch list and assigns a risk rating of 1 – 5 for each loan to gauge potential credit risk. The loans are then pooled by risk rating to determine the expected credit loss for the pool. The risk rating levels are the following:
Level 1   Borrower is performing above expectations and the trends and risk factors since origination or acquisition are generally favorable.
Level 2   Borrower is generally performing as expected and the risk factors are similar to the risk at the time of origination or acquisition.
Level 3  Borrower performing below expectations and the risk factors increased since origination or acquisition.
Level 4   Borrower performing materially below expectations and the risk factors increased materially since origination or acquisition. Borrower generally breaches debt covenants and loan payments(s) may be past due.
Level 5   Borrower performing significantly below expectations and the risk factors increased significantly since origination or acquisition. Borrower breached most or all debt covenants, loan payments(s) are significantly past due. Principal not expected to be repaid in full.
The loss likelihood and severity models use both internal and external information and are sensitive to forecast of macroeconomic conditions. Regression of information predicated on peer performance is utilized and management has elected the upper bound of the case scenario where PD/LGD estimates will be above the model midpoint. This process more adequately quantifies uncertainties or subjectively assesses risk.
For defaulted loans where repayment is based on sale or operations of the collateral, the Company will evaluate the fair value of the collateral to determine the measurement of expected credit losses. The Company excludes interest receivable from the measurement of expected credit losses and the Company will reverse interest income in a timely manager when loans are placed on nonaccrual. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance. If the Company recovers all or a portion of an amount previously written off on a credit impaired loan, the recovery is recognized through the allowance account. Expected credit losses are reported in “Net gains (losses) from investment activities” for loans and “Net policy and claims” for reinsurance recoverables.
The Company will measure expected credit losses arising from off-balance sheet commitments, including loan commitments, that are not unconditionally cancellable by the Company. This allowance for credit losses for off-balance sheet commitments is determined using methods consistent with those used for the associated mortgage and other loan receivable class and is recognized in Accrued expenses and other liabilities in the Consolidated Statements of Financial Position, since there is no funded asset for the committed amount.
Credit losses for available-for-sale securities
Available-for-sale (“AFS”) securities with a fair value that has declined below amortized cost are evaluated for impairment. If the Company intends to sell a security or it is more likely than not that it would be required to sell a security before the recovery of its amortized cost, the security is written down to its fair value and any impairment is immediately recognized in “Net gains (losses) from investment activities”. If neither of these conditions exist, the decline in fair value is evaluated to determine whether a credit loss exists and an allowance for credit losses should be recognized.
For AFS securities, relevant facts and circumstances are qualitatively considered in evaluating whether a decline below fair value is credit-related. Relevant facts and circumstances include but are not limited to: (1) the extent to which the fair value is less than amortized cost; (2) changes in credit ratings, (3) adverse conditions related to the security’s industry or geographical area, (4) failure to make scheduled payments, and (5) other known changes in the financial condition of the issuer or quality of any underlying collateral or credit enhancements.
Management uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security. Inherent in management’s evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. The review of expected future cash flows can include assumptions about economic risks (e.g., unemployment, real estate prices), loan specific information (delinquency rates and loan-to-value ratios), facts and circumstances relevant to the security and the issuer, and secondary sources of repayment (e.g., credit enhancements).
Credit impairments are measured as the difference between the security’s amortized cost and the present value of expected cash flows discounted at the current effective interest rate. The credit impairment is subject to a floor equal to the fair value of the security and is recognized immediately in “Net gains (losses) from investment activities”. Any non-credit impairment will continue to be recorded in accumulated other comprehensive income. The Company continues to monitor impaired AFS securities for changes in the measurement of credit losses which will be reflected through adjustments to the allowance. Amounts are charged off against the allowance for credit losses when deemed uncollectible and any recoveries are recognized as a realized gain.
Financial instruments held by consolidated VIEs
The consolidated VIEs are primarily CLOs. Their investments include loans, debt securities, and equity securities held at fair value. Net income attributable to the Company reflects the Company’s own economic interests in the consolidated CLOs, including (i) changes in the fair value of the beneficial interests retained by the Company and (ii) beneficial interests that represent compensation for collateral management services. Using the measurement alternative for consolidated collateralized financing entities, the Company measures both the financial assets and financial liabilities of the consolidated CLOs using the fair value of the financial assets or financial liabilities, whichever are more observable. When the financial assets are more observable, the financial assets are measured at fair value. In consolidation, the financial liabilities are measured as the sum of (i) the fair value of financial assets and (ii) the carrying value of any nonfinancial assets held temporarily, less the sum of (i) the fair value of any beneficial interests owned by the Company and (ii) the carrying value of any beneficial interests that represent compensation for services. When financial liabilities are more observable, the financial liabilities are measured at fair value. In consolidation, the financial assets are measured as the sum of (i) the fair value of financial liabilities, (ii) the fair value of any beneficial interests retained by the Company, and (iii) the carrying value of any beneficial interests that represent compensation for services, less the carrying value of any nonfinancial assets held temporarily.
Fair value of financial instruments
Fair value measurement
Fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation techniques are applied. These valuation techniques involve varying levels of management estimation and judgement, the degree of which is dependent on a variety of factors. The actual realized gains or losses will depend on, among other factors, future operating results, the value of the assets and market conditions at the time of disposition, any related transaction costs and the timing and manner of sale, all of which may ultimately differ significantly from the assumptions on which the valuations were based.
U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of financial instrument, the characteristics specific to the financial instrument and the state of the marketplace, including the existence and transparency of transactions between market participants. Financial instruments with readily available quoted prices in active markets generally will have a higher degree of market price observability and less judgment used in measuring fair value.
The Company undertakes a multi-step valuation process, which includes, among other procedures, the following:
•The Company’s quarterly valuation process begins with each investment being initially valued by the investment professionals responsible for the respective portfolio investment. The Company may utilize an independent valuation firm from time to time to provide valuation on material illiquid securities.
•The Company will review the recommended valuations and determine the fair value of each investment. Valuations that are not based on readily available market quotations will be valued in good faith based on, among other things, the input of management and, where applicable, other third-parties.
The Company classifies fair value measurements within a hierarchy which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are:
Level 1   Unadjusted quoted prices in active markets for identical assets or liabilities that the Company can access at the measurement date. The type of investments included in Level I include listed equities and listed securities. The Company does not adjust the quoted price for these investments, even in situations where the Company may hold a large position and a sale could reasonably affect the quoted price.
Level 2   Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date. Such inputs may be quoted prices for similar assets or liabilities, quoted markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full character of the financial instrument, or inputs that are derived principally from, or corroborated by, observable market information. Investments which are generally included in this category include illiquid debt securities and less liquid, privately held or restricted equity securities, for which some level of recent trading activity has been observed.
Level 3   Pricing inputs are unobservable for the investment and includes situations where there is little, if any, market activity for the investment. The inputs may be based on our own assumptions about how market participants would price the asset or liability or may use Level 2 inputs, as adjusted, to reflect specific investment attributes relative to a broader market assumption. These inputs into the determination of fair value may require significant management judgment or estimation. Even if observable market data for comparable performance or valuation measures (earnings multiples, discount rates, other financial/valuation ratios, etc.) are available, such investments are grouped as Level 3 if any significant data point that is not also market observable (private company earnings, cash flows, etc.) is used in the valuation methodology.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument when the fair value is based on unobservable inputs. The Company evaluates these inputs and recognizes transfers between levels, if any, at the end of each reporting period.
A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.
When a security is valued based on broker quotes, the Company subjects those quotes to various criteria in making the determination as to whether a particular financial instrument would qualify for classification as Level 2 or Level 3. These criteria include, but are not limited to, the number and quality of the broker quotes, the standard deviations of the observed broker quotes, and the percentage deviation from external pricing services.
Debt securities: These financial instruments are generally valued using inputs obtained from dealers or market makers, and where these values are not available, generally valued based on a range of valuations determined by management or an independent valuation firm. Valuation models are based on discounted cash flow or enterprise value analyses, for which the key inputs are determined based on market comparables, which incorporate similar instruments from similar issuers.
Real estate and mortgage loans: The Company's investments in real estate and mortgage loans are illiquid, structured investments that are specific to the property and its operating performance. As there are no observable inputs, these investments are classified as Level 3 on the fair value hierarchy.
Fair value option
The Company elects the fair value option (“FVO”) to carry certain financial assets and financial liabilities at fair value, with changes in fair value recognized in the Consolidated Statements of Operations. The FVO election is irrevocable and is applied to financial instruments on an individual basis at initial recognition or at eligible remeasurement events. Transaction costs incurred to acquire financial assets which are accounted for under the FVO are expensed as incurred. The Company elected to present the accretion of purchase discounts and the amortization of purchase premiums separately from the changes in fair value. Interest income on interest-bearing financial instruments is based on the stated interest rates adjusted for the accretion of purchase discounts and the amortization of purchase premiums.
The Company elects FVO for certain debt securities collateralizing insurance contract liabilities to substantially reduce any accounting mismatch arising from changes in fair value of these assets and changes in the value of their related insurance contract liabilities. The Company also elects FVO on certain financial liabilities which contain embedded derivatives. By electing the FVO, the Company accounts for the entire financial liability at fair value with changes in fair value recognized in earnings, and therefore does not need to account for the derivative separately from the host contract. Additionally, the Company elects the FVO on certain loan assets and equity securities which the Company manages on a fair value basis.
Business combinations
The Company accounts for business combinations using the acquisition method of accounting where the consideration transferred for the acquisition is allocated to the assets acquired and liabilities assumed using the fair values determined by management as of the acquisition date. Contingent consideration obligations that are elements of the consideration transferred are recognized as of the acquisition date as part of the fair value transferred in exchange for the acquired business. Acquisition-related costs incurred in connection with a business combination are expensed as incurred.
Goodwill
Goodwill represents the excess of cost over the fair value of identifiable net assets of an acquired business. Goodwill is recorded as a separate line item in the Consolidated Statements of Financial Position for Insurance Solutions and included in Other assets for Asset Management. Refer to Note 11 Goodwill and intangible assets for disclosure regarding the goodwill recorded.
Goodwill is tested annually for impairment or more frequently if circumstances indicate impairment may have occurred. The impairment test is performed at the reporting unit level, which is generally at the level of the Company’s operating segments, or a level below. The Asset Management segment comprises a single reporting unit (Asset Management), while the Insurance Solutions segment includes two reporting units: long-term care insurance (“LTC”) and multi-year guaranteed annuity products (“MYGA”). The initial assessment for impairment under the qualitative approach (commonly known as “step zero”) is to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. If the qualitative assessment indicates that it is more likely than not that the fair value of a reporting unit is less than the carrying amount, a quantitative assessment is performed to measure the amount of impairment loss, if any. The quantitative assessment includes comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss is recognized equal to the lesser of (a) the difference between the carrying amount of the reporting unit and its fair value and (b) the total carrying amount of the reporting unit’s goodwill.
Intangible assets
The Company’s intangible assets include investment management contracts included in the Asset Management segment and state insurance licenses in the Insurance Solutions segment. Investment management contracts include payments made to purchase existing investment management contracts from third-party investment managers. The Company recognizes indefinite and definite lived investment management contracts. State insurance licenses are deemed intangible assets with an indefinite useful life. The indefinite useful life assessment for the state insurance licenses is based off the circumstances that these licenses are incapable of being separated from the entity and sold, arise from a contractual and legal right to write insurance policies in respective licensed states, and the expected future economic benefits attributable to the asset will flow to the entity.
Intangible assets with definite useful lives are measured at cost less accumulated amortization and accumulated impairment losses. Amortization is recorded using either the straight-line method or another systematic basis that reflects the pattern in which future economic benefits are expected to be consumed over the remaining useful life of the intangible asset. The useful life is based on the estimated periods that the Company expects to collect management fees, which range from 4 to 7 years. Amortization expense is recognized in the Consolidated Statements of Operations in Amortization and impairment of intangible assets. The indefinite useful life assessment for certain investment management contracts is based on the ability to renew these contracts indefinitely. In addition, there are no legal, regulatory or contractual provisions that limit the useful lives of these intangible assets. Intangible assets with definite useful lives are periodically tested for recoverability when indicators are present that indicate carrying amount of the asset or the asset group is not recoverable. A two-step recoverability test is performed where in first step asset is considered impaired when the carrying amount of asset or the asset group is less than future undiscounted cash flows attributed to asset or the asset group. In second step, an impairment charge is determined as the difference between fair value of the asset less the carrying value of the asset.
Intangible assets with indefinite useful lives are not amortized but are subject to an annual impairment test which is performed more frequently if an indication that it is not recoverable arises. Intangible assets are reviewed for impairment annually or more frequently if events or changes in circumstances indicate that the asset may be impaired. Intangible assets are first qualitatively assessed for indicators of impairment by looking at relevant events and circumstances that can affect the significant inputs used to determine the fair value of the indefinite-lived intangible assets. When results of qualitative test indicate that it is more likely than not that an intangible asset is impaired, a quantitative test is performed comparing intangible asset’s fair value to its carrying value. Intangible assets that are determined to be impaired are written down to their recoverable amount. The recoverable amount is the higher of the value in use and the fair value less costs to sell. If the carrying value exceeds the recoverable amount, these assets are considered impaired.
Additional information regarding intangible assets is included in Note 11 Goodwill and intangible assets.
Compensation and benefits
Compensation consists of base salary, benefits, discretionary and non-discretionary bonuses, severance, and stock-based awards. Compensation costs are recorded in compensation and benefits in the Consolidated Statements of Operations.
Certain employees and non-employees who provide services to the Company are granted equity-based awards as compensation that are measured based on the grant date fair value of the award. Equity-based employee awards that require future service are expensed over the relevant period of service. Under the Company’s performance and restricted share unit (“RSU”) plan (the “RSU Plan”), participants may be granted RSUs, each of which represents a conditional right to receive a common share in the future. The RSUs granted under this plan generally vest over a three-year period with 33% vesting on the first, second and third anniversary. Upon vesting, the RSUs will convert into an equivalent number of shares of common stock. The amount of expense relating to the RSUs is based on the closing market price of the Company’s common stock converted at the applicable exchange rate on the date of grant and is amortized on a straight-line basis over the applicable requisite service period.
Earnings per share
Basic earnings per share is calculated by dividing net income or loss attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated in the same manner, except that the number of shares is increased to assume the issuance of potentially dilutive shares using the treasury stock method, unless the effect of such increase would be anti-dilutive. Diluted earnings or loss per share attributable to common stockholders is calculated to give effect to all potentially dilutive common shares that were outstanding during the reporting period. Any potentially dilutive shares are excluded from the calculation for periods when there is a net loss attributable to common stockholders to avoid anti-dilutive effects.
Income taxes
The Company’s Consolidated Financial Statements present current and deferred income tax balances for both domestic and foreign operations, including U.S. federal, state and local income taxes. Any interest and penalties when incurred would be reflected within Income tax (expense) benefit as applicable, in the accompanying Consolidated Statements of Financial Position.
Deferred Income Taxes
Income taxes are accounted for using the asset and liability method of accounting. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax basis, using tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred assets and liabilities of a change in tax rates is recognized in the Consolidated Statements of Operations in the period when the change is enacted. Deferred tax assets are reduced by a valuation allowance when, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. When evaluating the realizability of the deferred tax assets, all evidence, both positive and negative, is considered. Items considered when evaluating the need for a valuation allowance include the ability to carry back losses, future reversals of existing temporary differences, tax planning strategies, and expectations of future earnings.
For a particular tax-paying component of an entity and within a particular tax jurisdiction, deferred tax assets and liabilities are offset and presented as a single amount within Other assets or Accrued expenses and other liabilities, as applicable, in the accompanying Consolidated Statements of Financial Position.
Uncertain Tax Positions
The Company analyzes its tax filing positions in all jurisdictions where it is required to file income tax returns, as well as for all open tax years in these jurisdictions. If, based on this analysis, the Company determines that uncertainties in tax positions exist, a reserve is established. The reserve for uncertain tax positions is recorded in Accrued and Other Liabilities in the accompanying Consolidated Statements of Financial Position. The Company recognizes accrued interest and penalties related to uncertain tax positions within the provision for income taxes in the Consolidated Statements of Operations.
The Company assesses uncertain tax positions on the basis of a two-step process: (a) determination is made whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (b) those tax positions that meet the more-likely-than-not threshold are recognized as the largest amount of tax benefit that is greater than 50 percent likely to be realized upon ultimate settlement with the related tax authority. Any required liability reduces the tax benefit from the position to the amount determined under step (b), above.
Debt issuance costs
Debt issuance costs consist of costs incurred in obtaining financing and are amortized over the term of the financing using the effective interest method. These costs are generally recorded as a direct deduction from the carrying amount of the related debt liability in the Consolidated Statements of Financial Position. Costs incurred as a result of debt modification are either capitalized or expensed depending on if debt is considered extinguished or modified.
Warrants
The Company accounts for warrants as either equity or liabilities based on an assessment of the warrants’ terms. The assessment considers whether the warrants are freestanding financial instruments, if the warrants are required to be classified as a liability or meet the definition of a derivative asset or a liability under derivative guidance. When the warrants meet the definition of a derivative, the Company evaluates whether warrants meet the scope exception that allow warrants to be classified as equity. The common scope exception applied to derivate warrants is that warrants are considered indexed to the Company’s equity which allows warrants to be classified as equity. Warrant classification assessment requires the use of judgment, is conducted at the time of issuance and as of each subsequent quarterly period end date while the warrants are outstanding. For warrants that either meet the liability classification or are a derivative asset or liability without an available scope exception to classify as equity, warrants are initially and subsequently measured at fair value with changes in fair value presented in the current period earnings. Warrants that meet all of the criteria to be recorded as equity, are required to be recorded as a component of Additional paid-in capital in the Consolidated Statements of Financial Position at the time of issuance.
Recently adopted accounting pronouncements
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (Topic 944). The update provides guidance to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. The FASB subsequently issued ASU 2019-09 in November 2019 and ASU 2020-11 in November 2020, which amended the effective date for this standard and provided transition relief to facilitate early application for long duration contracts. The standard will now take effect for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022.
These updates amend four key areas pertaining to the accounting and disclosures for long-duration insurance and investment contracts and are commonly referred to as long duration targeted improvements (“LDTI”).
a.The update requires cash flow assumptions used to measure the liability for future policy benefits to be updated at least annually and no longer allows a provision for adverse deviation. The remeasurement of the liability associated with the update of assumptions is required to be recognized in net income. Loss recognition testing is eliminated for traditional and limited-payment contracts. The update also requires the discount rate used in measuring the liability to be an upper-medium grade fixed income instrument yield, which is to be updated at each reporting date. The change in liability due to changes in the discount rate is to be recognized in OCI.
b.The update simplifies the amortization of DAC and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs are required to be written off for unexpected contract terminations but are not subject to impairment testing.
c.The update requires certain contract features meeting the definition of market risk benefits to be measured at fair value. The change in fair value of the market risk benefits is to be recognized in net income, excluding the portion attributable to changes in instrument-specific credit risk which is recognized in OCI.
d.The update also introduces disclosure requirements around the liability for future policy benefits, policyholder account balances, market risk benefits, and deferred acquisition costs. This includes disaggregated rollforwards of these balances and information about significant inputs, judgments, assumptions and methods used in their measurement.
The Company adopted these updates on January 1, 2023 and, for all provisions of the update, applied a retrospective transition approach. Refer to Note 13, Deferred acquisition costs through Note 16, Reinsurance for the effects of long-duration targeted improvements (“LDTI”) on the Consolidated Financial Statements.
In June 2022, the FASB issued ASU 2022-03, ASC 820, Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. According to ASU 2022-03, an entity should not consider the contractual sale restriction when measuring the equity security’s fair value and an entity is not allowed to recognize a contractual sale restriction as a separate unit of account. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company adopted this accounting standard effective January 1, 2024 and its adoption on a prospective basis did not have a material impact on the consolidated financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU enhances disclosure of significant segment expenses by requiring disclosure of significant segment expenses regularly provided to the chief operating decision maker, extending certain annual disclosures to interim periods, and permitting more than one measure of segment profit or loss to be reported under certain conditions. The amendments are effective for the Company in years beginning after December 15, 2023, and interim periods within years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted, including adoption in any interim period for which financial statements have not been issued. The Company adopted this effective January 1, 2023 and has provided comparative segment disclosures including effects of this ASU for annual periods ending December 31, 2023, and December 31, 2024.
Recently issued accounting pronouncements
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires additional quantitative and qualitative income tax disclosures to allow readers of the financial statements to assess how the Company’s operations, related tax risks and tax planning affect its tax rate and prospects for future cash flows. For public business entities, ASU 2023-09 is effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the impact that the adoption of this ASU will have on its Consolidated Financial Statements.
In March 2024, the FASB issued ASU 2024-01, Compensation-Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards, which clarifies how an entity determines whether a profits interest or similar award (hereafter a “profits interest award”) is (1) within the scope of FASB ASC 718, Share-Based Payments, or (2) not a share-based payment arrangement and therefore within the scope of other guidance. This ASU will be effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. The Company has determined that the ASU will not have a material impact on its Consolidated Financial Statements.
In March 2024, the FASB issued ASU 2024-02, Codification Improvements-Amendments to Remove References to the Concepts Statements. This ASU contains amendments to the Codification that remove references to various FASB Concepts Statements. The effort facilitates Codification updates for technical corrections such as conforming amendments, clarifications to guidance, simplifications to wording or the structure of guidance and other minor improvements. While the amendments are not expected to result in significant changes for most entities, the FASB provided transition guidance since some entities could be affected. This ASU will be effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company has determined that the ASU will not have a material impact on its Consolidated Financial Statements.
In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures. This ASU requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. The ASU requires presentation in a tabular format of each pertinent expense category on the face of the income statement, such as employee compensation, depreciation, amortization of intangible assets, and other applicable expenses. This ASU will be effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption of the ASU is permitted, including adoption in any interim period for which financial statements have not been issued. The Company is currently evaluating the impact of adopting this ASU on its Consolidated Financial Statements.
Significant accounting policies – Asset Management
The material accounting policies applicable to the Asset Management business are described below.
Revenues
The Company provides investment management and related services to investment funds, CLOs, and other vehicles. The Company’s contracts generally impose single performance obligations, each consisting of a series of similar related services to the customers. The performance obligations are generally satisfied over time as the customers simultaneously receive and consume the benefits of the services rendered and are measured using an output method. The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration the Company expects to be entitled in exchange for those goods or services (i.e., the transaction price). When determining the transaction price, the Company recognizes variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Additionally, when another party is involved in the Company’s provision of services, the Company determines whether it is the principal which results in the Company presenting revenue gross with a corresponding expense, or is an agent which results in net revenue presentation. The Company evaluates each arrangement separately, considering the transfer of control of the services, as well as, each party’s rights and obligations, including price discretion, inventory risk, and primary responsibility to the end customer.
Customers are billed regularly, typically quarterly and shortly after the control of services have been transferred to the customer. Amounts billed are recorded as receivables and require payment on a short-term basis and, therefore, the contracts do not contain a significant financing component. Additionally, the Company’s customers do not have a right to return the provided services. Fees earned from the Company’s consolidated entities are eliminated in consolidation.
The Company’s revenues include (i) Management fees, (ii) Incentive fees, (iii) Servicing fees, and (iv) Performance allocations.
Management fees
The Company provides investment management services to investment funds, CLOs, and other vehicles in exchange for a management fee. Management fees are determined quarterly using an annual rate which are generally based upon (i) a percentage of the capital committed during the commitment period, and thereafter based on the remaining invested capital of unrealized investments, or (ii) net asset value, gross assets, or as otherwise provided in the respective agreements. Management fees are recognized over time, during the period in which the related services are performed. Uncollected amounts are classified as Other assets in the Consolidated Statements of Financial Position.
Incentive fees
The Company provides investment management services to investment funds, CLOs, managed accounts and other vehicles in exchange for a management fee, as discussed above and, in some cases an incentive fee, a type of performance revenue. The incentive fee consists of two parts: (i) an income incentive fee which is based on pre-incentive fee net investment income in excess of a hurdle rate and (ii) a capital gains incentive fee which is based on cumulative realized capital gains and losses and unrealized capital depreciation. Incentive fees are considered a form of variable consideration as they are based the fund achieving certain investment return hurdles. Accordingly, the recognition of such fee is deferred until it is probable that a significant reversal in the amount of cumulative revenue will not occur, which is generally upon liquidation of the investment fund. Uncollected amounts are classified as Other assets in the Consolidated Statements of Financial Position.
Servicing fees
The Company provides administrative and reporting services to Sierra Crest Investment Management LLC (“SCIM”) in respect of the management of an investment fund (“ACIF”) in exchange for a servicing fee. The servicing fee is variable consideration as it is calculated quarterly based on the fees received by SCIM under its advisory agreement with ACIF, less a specified fee retained by SCIM, debt servicing expense, compensation and other certain expenses SCIM incurs in connection with investment advisory services it provides to ACIF. As the Company determined it acts as the agent in this relationship, the Company recognizes in income the amount it is entitled to receive or obligated to pay. In the Consolidated Statements of Financial Position, uncollected amounts are classified as Due from related parties when money is owed to the Company and money owed by the Company is presented as Due to related parties.
Performance allocations
The Company provides investment management services to investment funds in exchange for a management fee as discussed above and, in some cases a performance allocation. Performance allocations are an allocation of capital that the Company receives in exchange for managing an investment company and are based on pre-incentive fee net investment income in excess of a hurdle rate. Performance allocations are variable consideration as these fees receive an allocation of capital after the investors receive a defined internal rate of return. As variable consideration, recognition of such fee is deferred until it is probable that a significant reversal in the amount of cumulative revenue will not occur, which is generally upon liquidation of the investment fund. Uncollected amounts are classified as Other assets in the Consolidated Statements of Financial Position.
Investments
Investments consist of loans and equity securities.
Loans
Loans consist of corporate loans that are classified as held for investment (“HFI”) since the Company has the ability and intent to hold the loan in the foreseeable future. These assets are recorded at amortized cost basis on the financial statements. The amortized cost basis is the amount the investment is originated or acquired, adjusted for applicable accrued interest, accretion, or amortization of premium, discount, and net deferred fees or costs, and an allowance for credit losses.
Equity securities
Equity securities consist primarily of investments in common stock of companies and mutual funds. These investments are recognized at fair value with changes in fair value recognized in earnings.
Significant accounting policies – Insurance Solutions
The material accounting policies applicable to the Insurance Solutions business are described below.
Investments
Investments consist primarily of the following: U.S. government and agency obligations; U.S. state, territories and municipalities obligations, government and agency obligations, corporate, CLOs, corporate loans, asset and mortgage-backed securities, mortgage loans, equity securities, and other invested assets.
Debt securities
The Company accounts for its debt securities at fair value as either AFS or under the fair value option. Classification is dependent on a variety of factors, including expected holding period. The Company makes the accounting policy election at the time of purchase or at eligible remeasurement events.
Unrealized gains and losses for AFS debt securities, calculated as the difference between fair value and amortized cost basis, exclusive of allowances for credit losses, are generally reflected in AOCI. The deferred income tax consequences of unrealized holding gains and losses on AFS securities are also reported in OCI, resulting in a net presentation within OCI. Any component of the overall change in fair value that may be associated with foreign exchange gains and losses on an AFS securities is treated in a manner consistent with the remaining overall change in the instrument’s fair value.
Gains and losses from debt securities under fair value option and sales of an AFS securities that result in gains and losses are recognized in Net gains (losses) from investment activities in the Consolidated Statements of Operations. The gain or loss for AFS debt securities are recognized on a FIFO basis and calculated as the difference between the sale proceeds and the security’s amortized cost basis (reduced by any allowance for credit losses).
Equity securities
Equity securities consist primarily of investments in common stock of companies and mutual funds. These investments are recognized at fair value with changes in fair value recognized in earnings. Certain investments are valued using the net asset value (“NAV”) per share equivalent calculated by the investment manager as a practical expedient to determine an independent fair value.
Mortgage loans
Mortgage loans are classified as HFI and are reported in the Consolidated Statements of Financial Position at their amortized cost basis. The amortized cost basis is the amount the investment is originated or acquired, adjusted for applicable accrued interest, accretion, or amortization of premium, discount, and net deferred fees or costs, and an allowance for credit losses.
Fair value option
The Company may elect the FVO to carry at fair value for certain financial assets and financial liabilities, including certain debt securities.
Other invested assets
Other invested assets include CLOs, asset-backed securities, and corporate loans. CLOs and asset-backed securities are recognized at fair value using the FVO. Corporate loans are recognized as either HFI or FVO.
Derivative instruments
Freestanding derivatives are instruments that the Company has entered into as part of their overall risk management strategies. Such contracts include interest rate swaps to convert floating-rate interest receipts to fixed-rate interest receipts to reduce exposure to interest rate changes. All derivatives are recognized in Derivatives liability and are presented on a gross basis in the Consolidated Statements of Financial Position and measured at fair value. Changes in fair value are recorded in Accumulated Other Comprehensive Income as the swaps are in hedging relationships, with changes in fair value reclassified into Interest income in the same period as the hedged transactions affect earnings. Any interest accruals will flow through earnings as adjustments to Interest income. The Company’s derivative financial instruments contain credit risk to the extent that its counterparties may be unable to meet the terms of the agreements. The Company attempts to reduce this risk by limiting its counterparties to major financial institutions with strong credit ratings.
To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. This documentation identifies how the hedging instrument is expected to mitigate the designated risk related to the hedged item and the method that will be used to retrospectively and prospectively assess the hedge effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the hedge accounting relationship.
The Company issues and reinsures products or purchases investments that contain embedded derivatives. If it determines an embedded derivative has economic characteristics not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for separately, unless the FVO is elected on the host contract. Under the FVO, bifurcation of the embedded derivative is not necessary as the entire contract is carried at fair value with all related gains and losses recognized in Net gains (losses) from investment activities in the Consolidated Statements of Operations. Embedded derivatives are carried at fair value in the Consolidated Statements of Financial Position in the same line item as the host contract.
Additionally, reinsurance agreements written on a funds withheld or modco basis contain embedded derivatives. The Company has determined that the obligation to pay the total return on the assets supporting the funds withheld liability represents a total return swap with a floating rate leg. The fair value of embedded derivatives on funds withheld and modco agreements is computed as the unrealized gain (loss) on the underlying assets and is included within the funds withheld under reinsurance contracts in the Consolidated Statements of Financial Position.
The change in the fair value of the embedded derivatives is recorded in Net investment income (loss) on funds withheld in the Consolidated Statements of Operations.
Insurance
The Company’s insurance operations include providing insurance and reinsurance related to LTC, and reinsurance for MYGA products. Insurance contracts are contracts with significant mortality and/or morbidity risks, while investment contracts are contracts without such risks. The MYGA contracts were deemed to be investment contracts as reported as Interest sensitive contract liabilities in the Consolidated Statements of Financial Position. Insurance revenue is comprised primarily of premiums and investment income. For traditional long-duration insurance contracts, the Company reports premiums as revenue when due. Premiums received on MYGA products (a product without significant mortality risk) are not reported as revenue but rather as deposit liabilities. The Company recognizes revenue for charges on these contracts, mostly relating to surrender charges. Interest credited to policyholder accounts is charged to expense.
Future policy benefit reserves represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums. The liability is measured for each group of contracts (i.e., cohorts) using current cash flow assumptions. Contracts are grouped into cohorts by line of business, product type and cash flow streams, based on the date the policy was acquired (which for the entire LTC portfolio is the date of the acquisition of Ability Insurance). Future policy benefit reserves are adjusted each period because of updating lifetime net premium ratios for differences between actual and expected experience with the retroactive effect of those variances recognized in current period earnings. The Company reviews at least annually in the third quarter, future policy benefit reserves cash flow assumptions, and if the review concludes that the assumptions need to be updated, future policy benefit reserves are adjusted retroactively based on the revised net premium ratio using actual historical experience, updated cash flow assumptions, and the locked-in discount rate with the effect of those changes recognized in current period earnings.
As the Company’s LTC business is in run-off, the locked-in discount rate is used for the computation of interest accretion on future policy benefit reserves recognized in earnings. However, cash flows used to estimate future policy benefit reserves are also discounted using an upper-medium grade (i.e., low credit risk) fixed-income instrument yield reflecting the duration characteristics of the liabilities and is updated each reporting period with changes recorded in AOCI. As a result, changes in the current discount rate at each reporting period are recognized as an adjustment to AOCI and not earnings each period, whereas, changes relating to cash flow assumptions are recognized in the Insurance Solutions section of the Consolidated Statements of Operations.
Liabilities for the MYGA investment contracts equal the account value, that is, the amount that accrues to the benefit of the contract or policyholder including credited interest through the financial statement date. See Note 15 Interest sensitive contract liabilities for further information.
Reinsurance
A reinsurance contract is a type of insurance contract that is issued by an entity (the reinsurer) to compensate another entity (the cedant) for claims arising from insurance contract(s) issued by the cedant.
Consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies and cedes insurance risks to reinsurers. Reinsurance accounting is applied for reinsurance transactions when risk transfer provisions have been met. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The Company does not have any assumed or ceded reinsurance contracts for the LTC line of business that do not meet risk transfer requirements. As noted above, the assumed MYGA line of business does not meet the risk requirements as noted above and is therefore considered an investment contract under U.S. GAAP.
The Company uses ceded reinsurance contracts in the normal course of business to manage its risk exposure. For each of its reinsurance agreements, cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. Reinsurance assets represent the benefit derived from reinsurance agreements in-force at the reporting date, considering the financial condition of the reinsurer. Amounts recoverable from reinsurers are estimated in accordance with the terms of the relevant reinsurance contract and historical reinsurance recovery information. Amounts recoverable from reinsurers are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Insurance section of the Consolidated Statements of Financial Position. However, the ultimate amount of the Reinsurance recoverable is not known until all claims are settled.
Ceded reinsurance – Funds withheld with Front Street Re
The Company has a coinsurance with funds withheld arrangement with Front Street Re covering a significant portion of the LTC business (the “Medico” block of policies). Under the funds withheld arrangement, assets are retained by the Company; however, all investment activity pertaining to those assets are passed through to Front Street Re. Investment activity includes any interest income, unrealized gains, and losses, and realized gains and losses from sales on these assets. The liability for this Funds Held agreement is in the liability section of the Insurance section of the Consolidated Statements of Financial Position, and the income statement items related to this contract are in the line item Net investment income (loss) on funds withheld in the Insurance Solutions section of the Consolidated Statements of Operations.
Ceded reinsurance – Modified coinsurance with Vista Life and Casualty Reinsurance Company
The Company also has a modified coinsurance (“Modco”) agreement with Vista Life and Casualty Reinsurance Company (“Vista”). Pursuant to such agreement, the Company retains assets in a designated custody account to support the quota share of the ceded Modco reserves. Similar to a funds withheld arrangement, all investment activity pertaining to those assets are passed through to Vista. Investment activity includes any interest income, unrealized gains, and losses, and realized gains and losses from sales on these assets. The liability for this fund held agreement is netted against the reinsurance recoverable of the Insurance section of the Consolidated Statements of Financial Position, and the income statement items related to this contract are in the line item Net investment income (loss) on funds withheld in the Insurance Solutions section of the Consolidated Statements of Operations.
Ceded reinsurance – Embedded derivatives
As the return on receivables or payable balances under the arrangements with Front Street Re and Vista are not clearly and closely related to the host insurance contract, these contracts are deemed to contain embedded derivatives, which are measured at fair value based on the fair value of the assets held by the Company in designated portfolios to support the underlying liability. The fair value of the embedded derivatives for the funds withheld and Modco agreements are included in the Funds held under reinsurance contracts (Front Street Re) and reinsurance contract assets line items (Vista) in the Consolidated Statements of Financial Position, respectively.
Deferred acquisition costs (“DAC”)
The Company incurs significant costs in connection with its renewals for its MYGA business. Costs that are related directly to the successful acquisition or renewal of MYGA contracts are capitalized as DAC. Such costs for the Company are comprised mostly of incremental direct costs of contract acquisitions and renewals, which for the Company are primarily commissions. DAC related to products with significant revenue streams from sources other than investment of the policyholder funds or with significant surrender charges are amortized to expense on a straight-line basis, at the individual level over the expected term of the related contract. The amortization of deferred acquisition costs is recorded within Amortization of deferred acquisition costs in the Consolidated Statements of Operations.
All other acquisition-related costs, as well as all indirect costs, are expensed as incurred.
Note 2. Summary of significant accounting policies
Basis of presentation
The accompanying unaudited Condensed Consolidated Financial Statements (“Condensed Consolidated Financial Statements”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain disclosures included in the annual audited Consolidated Financial Statements have been condensed or omitted as they are not required for interim Condensed Consolidated Financial Statements. The operating results presented for interim periods are not necessarily indicative of the results that may be expected for any other interim period or for the entire year. These Condensed Consolidated Financial Statements should be read in conjunction with the annual audited Consolidated Financial Statements included in the proxy statement/prospectus filed pursuant to Rule 424(b)(3) of the Securities Act of 1933, as amended (File No. 333-286043) on July 11, 2025.
The Condensed Consolidated Financial Statements reflect all adjustments, both normal and recurring which, in the opinion of management, are necessary for the fair presentation of the Company’s condensed consolidated statements of operations and condensed consolidated statements of financial position for the periods presented.
The results of the Company and its subsidiaries are presented on a consolidated basis. All intercompany transactions and balances are eliminated on consolidation.
The Company's Asset Management and Insurance Solutions segments possess distinct characteristics, and as a result are presented separately from each other. The Company believes that separate presentation provides a more informative view of the Company’s consolidated financial position and results of operations than an aggregated presentation and that reporting insurance solutions separately is appropriate given, among other factors, the relative significance of Ability's policy liabilities, which do not provide recourse to the remaining assets of Mount Logan.
The summary of the significant accounting policies includes a section for common accounting policies and an accounting policy section for each of the two operating segments when a policy is specific to one operating segment and not the other. Unless otherwise specified, the significant accounting policy applies to both segments.
The number of shares issued and outstanding, earnings per share, additional paid-in capital, dividends paid per share and all references to share quantities of the Company have been retrospectively adjusted to reflect the Company’s existing capital structure post merger with TURN. Refer to Note 3. Business combinations for further detail.
Due to rounding, numbers presented throughout these Condensed Consolidated Financial Statements may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.
Recently adopted accounting pronouncements
In March 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-01, Compensation-Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards, which clarifies how an entity determines whether a profits interest or similar award (hereafter a “profits interest award”) is (1) within the scope of FASB ASC 718, Share-Based Payments, or (2) not a share-based payment arrangement and therefore within the scope of other guidance. This ASU is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. The Company adopted this accounting standard effective January 1, 2025 and its adoption on a prospective basis did not have an impact on the Condensed Consolidated Financial Statements.
Recently issued accounting pronouncements
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires additional quantitative and qualitative income tax disclosures to allow readers of the financial statements to assess how the Company’s operations, related tax risks and tax planning affect its tax rate and prospects for future cash flows. For public business entities, ASU 2023-09 is effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the impact that the adoption of this ASU will have on its Condensed Consolidated Financial Statements.
In March 2024, the FASB issued ASU 2024-02, Codification Improvements – Amendments to Remove References to the Concepts Statements. This ASU contains amendments to the Codification that remove references to various FASB Concepts Statements. The effort facilitates Codification updates for technical corrections such as conforming amendments, clarifications to guidance, simplifications to wording or the structure of guidance and other minor improvements. While the amendments are not expected to result in significant changes for most entities, the FASB provided transition guidance since some entities could be affected. This ASU will be effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company has determined that the ASU will not have a material impact on its Condensed Consolidated Financial Statements.
In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures. This ASU requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. The ASU requires presentation in a tabular format of each pertinent expense category on the face of the income statement, such as employee compensation, depreciation, amortization of intangible assets, and other applicable expenses. This ASU will be effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption of the ASU is permitted, including adoption in any interim period for which financial statements have not been issued. The Company is currently evaluating the impact of adopting this ASU on its Condensed Consolidated Financial Statements.
In May 2025, the FASB issued ASU 2025–03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (“ASU 2025–03”). This ASU requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a variable interest entity (“VIE”) that meets the definition of a business to consider factors to determine which entity is the accounting acquirer. When considering those factors, the reporting entity may determine that a transaction in which the legal acquiree is a VIE represents a reverse acquisition. The update will be effective for annual periods (and interim periods in annual reporting periods) beginning after December 15, 2026. The Company is currently evaluating the impact of adopting this ASU on its Condensed Consolidated Financial Statements.

Yukon New Parent, Inc.
Significant Accounting Policies [Line Items]
Basis of Presentation	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of New Parent and its wholly-owned subsidiaries. All intercompany transactions have been eliminated in the consolidated financial statements.
Emerging Growth Company
New Parent is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. New Parent has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, New Parent, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of New Parent’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires New Parent’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate is the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considers in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Income Taxes
New Parent and TURN Merger Sub, each are currently not expected have federal income tax return filing requirements as they are not expected to have any trade or business activity prior to completion of the Business Combination.
MLC Merger Sub, under the domestic default classification rules of Reg. Sec. 301.7701-3(b)(1) this entity will be treated as a disregarded entity (“DRE”) for tax purposes and thus it will not have a federal income tax return filing requirement.
As of June 30, 2025, there were no uncertain tax positions related to New Parent or its subsidiaries.
Recently Issued Accounting Pronouncements
New Parent has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. New Parent does not expect the adoption of any recently issued pronouncements to have a material impact on its results of operations or financial position.